RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
Right-of-use Assets And Opearting Lease Liabilities
RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES

5.    RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES

As of December 31, 2022, the Group subsisted of the following non-cancellable lease contracts.

Description of lease	Lease term
Office at Central, Hong Kong	3 years from November 16, 2021 to November 15, 2024

(a)	Amounts recognized in the consolidated balance sheet:

	As of December 31,
	2021	2022	2022
	HK$	HK$	US$
Right-of-use assets	5,448,971	3,553,677	455,512

Operating lease liabilities
Current	1,812,018	1,904,725	244,149
Non-current	3,651,042	1,746,317	223,844
	5,463,060	3,651,042	467,993

MAGIC EMPIRE GLOBAL LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.    RIGHT-OF-USE ASSETS AND OPEARTING LEASE LIABILITIES (cont.)

(b)	A summary of lease cost recognized in the Group’s consolidated statements of operations and supplemental cash flow information related to operating leases is as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	HK$	HK$	HK$	US$
Amortization charge of right-of-use assets	2,595,595	2,350,116	1,895,294	242,940
ROU assets obtained in exchange for operating lease liabilities	—	5,527,942	—	—
Interest of lease liabilities	195,193	82,200	232,002	29,738
Cash paid for operating leases	2,797,080	2,535,360	2,044,020	262,003

(c)	The following table shows the remaining contractual maturities of the Group’s operating lease liabilities as of December 31, 2022:

	Twelve months ended December 31,
	HK$	US$
2023	2,044,020	262,003
2024	1,788,518	229,253

Total future lease payments	3,832,538	491,256
Less: imputed interest	(181,496)	(23,263)
Present value of lease obligation	3,651,042	467,993

The weighted-average discount rate used to determine the operating lease liability as of December 31, 2022 was 5%.